Segments - Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 62,753	$ 61,860	$ 60,530
Operating Segments
Revenue
Revenue	62,510	61,229	59,621
Other
Revenue
Other—divested businesses	35	397	774
Other revenue	$ 207	$ 235	$ 135